Exchange differences, net	12 Months Ended
Dec. 31, 2025
Foreign exchange rates [abstract]
Exchange differences, net	Exchange differences, net
Exchange differences shows basically the gains or losses on currency dealings, the differences that arise on translations of monetary items in foreign currencies to the functional currency.
Grupo Santander manages the currencies to which it is exposed together with the arrangement of derivative instruments and, accordingly, the changes in this line item should be analysed together with those recognised under 'Gains/losses on financial assets and liabilities' (see note 43).